UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-8342

 NAME OF REGISTRANT:                     Global Macro Portfolio



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 255 State Street
                                         Boston, MA 02109

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Maureen A. Gemma, Esq.
                                         255 State Street
                                         Boston, MA 02109

 REGISTRANT'S TELEPHONE NUMBER:          617-482-8260

 DATE OF FISCAL YEAR END:                10/31

 DATE OF REPORTING PERIOD:               07/01/2007 - 06/30/2008


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

Global Macro Portfolio
--------------------------------------------------------------------------------------------------------------------------
 INDUSTRIAL AND COMMERCIAL BANK OF CHINA                                                     Agenda Number:  701361470
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        Security:  ADPV10024
    Meeting Type:  EGM
    Meeting Date:  26-Oct-2007
          Ticker:
            ISIN:  CN000A0LB420
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Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

S.1A   Approve the Sale and Purchase Agreement dated             Mgmt          For                            For
       29 AUG 2007 [the Sale and Purchase Agreement]
       entered into among Industrial and Commercial
       Bank of China Limited [ICBC] as the purchaser
       and Sociedade de Turismo e Diversoes de Macau,
       S.A. and Mr. Huen Wing Ming, Patrick as the
       sellers [collectively the Sellers], pursuant
       to which ICBC [or its nominees] agree to acquire:
       (i) an aggregate of 119,900 ordinary shares
       in Seng Heng Bank Limited [representing 79.9333%
       of the total issued share capital of Seng Heng
       Bank Limited] from the sellers and (ii) the
       200 shares in Seng Heng Capital Asia Limited
       [a subsidiary of Seng Heng Bank Limited] held
       by Dr. Ho Hung Sun, Stanley and Mr. Huen Wing
       Ming, Patrick for a cash consideration of MOP
       4,683,311,229.44, and all transactions contemplated
       thereunder

S.1B   Approve the Shareholders' Agreement to be entered         Mgmt          For                            For
       into among ICBC, Mr. Huen Wing Ming, Patrick
       and Seng Heng Bank Limited, pursuant to which,
       among other things, certain rights, including
       a put option over 30,100 ordinary shares of
       Seng Heng Bank Limited, are granted to Mr.
       Huen Wing Ming, Partrick and a call option
       over the same shares is granted to ICBC, and
       all the transactions contemplated thereunder;
       and that the Shareholders' Agreement be executed
       upon the completion of the acquisition under
       the Sale and Purchase Agreement



* Management position unknown

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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Global Macro Portfolio
By (Signature)       /s/ Mark S. Venezia
Name                 Mark S. Venezia
Title                President
Date                 08/25/2008